Fees Summary	Oct. 01, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 24,518,000
Previously Paid Amount	(0)
Total Fee Amount	3,385.94
Total Offset Amount
Net Fee	$ 3,385.94